REPORTING	12 Months Ended
Dec. 31, 2024
Disclosure Of Reporting Entity [Abstract]
REPORTING [Text Block]

1. REPORTING

Taseko Mines Limited (the "Company" or "Taseko") is a corporation governed by the British Columbia Business Corporations Act. The consolidated financial statements of the Company as at and for the year ended December 31, 2024, comprise the Company and its wholly owned subsidiaries. The Company is principally engaged in the production and sale of metal concentrates, as well as related activities, including mine permitting and development, within the Province of British Columbia, Canada, and the State of Arizona, USA.

As a result of the Company's acquisition of Cariboo Copper Corporation ("Cariboo"), after March 25, 2024, the financial results of the Company reflect its 100% beneficial interest in the Gibraltar mine ("Gibraltar") (Note 3a). The financial results of the Company before March 15, 2023, reflect its 75% beneficial interest in Gibraltar, and the financial results between March 16, 2023, and March 24, 2024, reflect its 87.5% beneficial interest in Gibraltar (Note 3c).